Average Annual Total Returns (Invesco V.I. Small Cap Equity Fund)	12 Months Ended
May 02, 2011
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Inception Date	Aug. 31, 2003
1 Year	15.08%
5 Years	2.29%
Since Inception	5.16%
Russell 2000 Index
Average Annual Total Returns
Label	Russell 2000® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Inception Date	Aug. 31, 2003
1 Year	26.85%
5 Years	4.47%
Since Inception	7.77%
Lipper VUF Small-Cap Core Funds Index
Average Annual Total Returns
Label	Lipper VUF Small-Cap Core Funds Index:
Inception Date	Aug. 31, 2003
1 Year	25.20%
5 Years	3.83%
Since Inception	6.92%
Series I shares, Invesco V.I. Small Cap Equity Fund
Average Annual Total Returns
Label	Series I shares: Inception (08/29/03)
Inception Date	Aug. 29, 2003
1 Year	28.54%
5 Years	5.76%
Since Inception	8.20%